Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Notes	Systems software	Access rights to electricity	Favorable lease	Total
Cost
Balance as of January 1, 2023		5,150	—	2,000	7,150
Additions related to asset acquisitions	5	—	3,801	—	3,801
Balance as of December 31, 2023		5,150	3,801	2,000	10,951

Accumulated amortization
Balance as of January 1, 2023		5,117	—	2,000	7,117
Amortization		21	113	—	134
Balance as of December 31, 2023		5,138	113	2,000	7,251

Net book value as of December 31, 2023		12	3,688	—	3,700

		Systems software	Access rights to electricity	Favorable lease	Total
Cost
Balance as of January 1, 2022		5,150	—	1,800	6,950
Measurement period adjustment to business combination		—	—	200	200
Balance as of December 31, 2022		5,150	—	2,000	7,150

Accumulated amortization
Balance as of January 1, 2022		5,008	—	261	5,269
Amortization		109	—	1,739	1,848
Balance as of December 31, 2022		5,117	—	2,000	7,117

Net book value as of December 31, 2022		33	—	—	33

Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions	The assets acquired, including the intangible assets, and the liabilities assumed were recognized and measured by allocating the fair value of the consideration paid to their relative fair values at the closing date of the transactions. Refer to Note 5 for more details. The following table summarizes the access rights:
Acquisitions	Additions to intangibles	Additional capacity		Term of contractual access rights	Amortization method and period
Baie-Comeau, Quebec	2,315	22 MW		No termination date	Straight-line over the lease term of the facility
Villarrica (Paso Pe), Paraguay	1,065	50 MW	*	Ending in December 31, 2027	Straight-line over the access rights period
Yguazu, Paraguay	421	100 MW		Ending in December 31, 2027	Straight-line over the access rights period
	3,801	172 MW
*	In November 2023, the Company finalized an amendment to the existing contract for an additional 20 MW of energy capacity for a total capacity of 70 MW.